Loans and Finance Receivables, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Loans and Finance Receivables - Components of Company-Owned Loans and Finance Receivables (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014		Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Accounts Notes And Loans Receivable [Line Items]
Current receivables	$ 324,411			$ 340,393		$ 308,846			$ 330,922
Delinquent payment amounts	4,186	[1]		5,202	[1]	5,372	[1]		5,870	[2]
Receivables on non-accrual status	40,118			42,964		45,542			48,993
Total delinquent receivables	44,304			48,166		50,914			54,863
Total loans and finance receivables, gross	368,715			388,559		359,760			385,785
Less: Allowance for losses	(51,261)		$ (51,220)	(64,948)		(67,794)		$ (74,280)	(82,318)		$ (82,352)	$ (59,054)
Financing receivables, net	317,454			323,611		291,966			303,467
Short-term Loans
Accounts Notes And Loans Receivable [Line Items]
Current receivables	38,487			35,378		39,207			57,368
Receivables on non-accrual status	19,828			20,920		20,933			23,385
Total delinquent receivables	19,828			20,920		20,933			23,385
Total loans and finance receivables, gross	58,315			56,298		60,140			80,753
Less: Allowance for losses	(14,196)		(12,744)	(14,324)		(18,248)		(18,527)	(20,466)		(41,942)	(42,880)
Financing receivables, net	44,119			41,974		41,892			60,287
Line of Credit Accounts
Accounts Notes And Loans Receivable [Line Items]
Current receivables	67,974			110,519		112,392			112,969
Delinquent payment amounts	2,897	[1]		3,733	[1]	3,885	[1]		4,146	[2]
Receivables on non-accrual status	2,668			4,428		6,132			8,687
Total delinquent receivables	5,565			8,161		10,017			12,833
Total loans and finance receivables, gross	73,539			118,680		122,409			125,802
Less: Allowance for losses	(9,091)		(12,340)	(19,749)		(21,579)		(26,669)	(29,244)		(12,565)	(3,723)
Financing receivables, net	64,448			98,931		100,830			96,558
Installment Loans and RPAs
Accounts Notes And Loans Receivable [Line Items]
Current receivables	217,950			194,496		157,247			160,585
Delinquent payment amounts	1,289	[1]		1,469	[1]	1,487	[1]		1,724	[2]
Receivables on non-accrual status	17,622			17,616		18,477			16,921
Total delinquent receivables	18,911			19,085		19,964			18,645
Total loans and finance receivables, gross	236,861			213,581		177,211			179,230
Less: Allowance for losses	(27,974)		$ (26,136)	(30,875)		(27,967)		$ (29,084)	(32,608)		$ (27,845)	$ (12,451)
Financing receivables, net	$ 208,887			$ 182,706		$ 149,244			$ 146,622

[1]	Represents the delinquent portion of installment loans and line of credit account balances for customers that have only missed one payment. See "Current and Delinquent Loans and Finance Receivables" above for additional information.
[2]	Represents the delinquent portion of installment loans and line of credit account balances for customers that have only missed one payment. See Note 3 "Significant Accounting Policies-Current and Delinquent Consumer Loans" for additional information.